UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05052

The Value Line New York Tax Exempt Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: January 31

Date of reporting period: April 30, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 4/30/10 is included with this Form.

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)	April 30, 2010

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (98.7%)

	NEW YORK CITY (20.2%)

$350,000	General Obligation Unlimited, Fiscal 2008, Subser C-1, FSA Insured, 5.00%, 10/1/24	Aa2		$378,567
240,000	Industrial Development Agency, Revenue Bonds, Yankee Stadium-Pilot, NATL-RE Insured, 5.00%, 3/1/11	Baa1		247,102
	Municipal Water Finance Authority, Water and Sewer Revenue, Revenue Bonds:
500,000	Ser.C, 4.75%, 6/15/33	Aa1		505,000
250,000	Ser.DD, 4.50%, 6/15/38	Aa2		248,408
725,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007, Ser. S-1, FGIC Insured, 5.00%, 7/15/23	Aa3		778,229
400,000	Transitional Finance Authority, Revenue Bonds, Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa1		436,020
750,000	Trust for Cultural Resources Revenue Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2		810,937
				3,404,263

	NEW YORK STATE (75.5%)

150,000	Convention Center Development, Revenue Bonds, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/44	A1		149,507
	Dormitory Authority, Revenue Bonds:
530,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aa3		566,082
500,000	Court Facilities Lease, Ser. A, AMBAC Insured, 5.50%, 5/15/26	Aa3		557,290
250,000	Mental Health Services Facilities Improvement, Ser. B, AMBAC Insured, 5.00%, 2/15/25	AA-	*	259,683
710,000	New York University, Ser. B, 5.00%, 7/1/29	Aa3		756,477
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	AAA	*	542,470
1,000,000	University of Rochester, Ser. A-2, MBIA-IBC Insured,0.00%, 7/1/39 (1)	Aa3		904,710
900,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	AAA	*	952,155
250,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, MBIA-RE FGIC Insured, 5.00%, 11/15/14	A2		279,670
	Metropolitan Transportation Authority, New York Dedicated Tax Fund:
400,000	Revenue Bonds, Ser. A, FSA Insured, 5.25%, 11/15/24	Aa3		422,980
750,000	Revenue Bonds, Ser. B, 5.00%, 11/15/34	AA	*	785,340
500,000	New York State Environmental Facilities Corp., Revenue Bonds, 5.00%, 6/15/28	Aa1		538,325
500,000	New York State Environmental Facilities Corp., Revenue Bonds, Ser. A, 5.00%, 6/15/14	Aa1		568,255
750,000	New York State Urban Development Corp., Revenue Bonds, Ser. C, 5.00%, 12/15/20	AAA	*	861,112
	New York State, General Obligation Unlimited:
500,000	Ser. A, 2.00%, 3/1/13	Aa2		511,740
300,000	Ser. A, 3.00%, 3/1/16	Aa2		307,599
	Thruway Authority, Revenue Bonds:
1,000,000	Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20	AA	*	1,085,950
310,000	Second General Highway and Bridge Trust Fund, Ser. B, 3.00%, 4/1/14	AA	*	325,577
175,000	Tobacco Settlement Financing Corp., Revenue Bonds, Asset Backed, Ser. A1, BHAC-CR AMBAC Insured, 5.25%, 6/1/21	Aa1		187,140
1,000,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. D, 5.00%, 11/15/26	Aa3		1,073,980
1,000,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA-	*	1,066,940
				12,702,982

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

	PUERTO RICO (3.0%)
$500,000	Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Revenue Bonds, Ser.L, NATL-RE Insured, 5.25%, 7/1/35	A3	$497,195

	TOTAL MUNICIPAL SECURITIES (2) (98.7%) (Cost $16,226,036)		16,604,440

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)		225,272

	NET ASSETS (3) (100.0%)		$16,829,712

	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($16,829,712 ÷ 1,896,206 shares outstanding)		$8.88

*	Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's
(1)	Convertible capital appreciation bond. Zero coupon rate shown as of April 30, 2010 and will convert to a coupon at a future date.
(2)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(3)
For federal income tax purposes, the aggregate cost was $16,226,036, aggregate gross unrealized appreciation was $423,976, aggregate gross unrealized depreciation was $45,572 and the net unrealized appreciation was $378,404.

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	0	16,604,440	0	16,604,440
Total Investments in Securities	$0	$16,604,440	$0	$16,604,440

For the period ended April 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer

Date:	June 28, 2010